N-4	Dec. 31, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY
Entity Central Index Key	0000942323
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?

Yes. If the Investor withdraws money from the Contract within six (6) years following a Purchase Payment, the Investor can be assessed an early withdrawal charge equal to a maximum of 8% of the amount withdrawn.

For example, if you make an early withdrawal from a Texas K-12 TSA Contract, you could pay a surrender charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes or penalties.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”

Are There Transaction Charges?

Yes. In addition to the early withdrawal charge, the Investor may also be charged for other transactions:

•   For processing a partial withdrawal.

•   For transferring or reallocating Account Value among the investment options, including transfers made under the dollar cost averaging or automatic reallocation programs.

•   If you take a Contract loan from your Account Value, you may be subject to a Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee is charged until the loan is repaid. Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate may be deducted from Contract value.

See “FEE TABLE – Transaction Expenses,” “CHARGES AND FEES – Transaction Fees” and “LOANS – Things to Consider Before Initiating a Loan.”

Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base Contract Expenses (varies by Contract class)	1.40%[1],2	1.48%[1,2]
Portfolio Company fees and expenses	0.09%[3]	1.39%[3]
Optional One-Year Step-Up Death Benefit (as a percentage of average Account Value)	0.15%[4]	0.15%[4]
[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge of 1.25%, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments and the funding of the guaranteed death benefit; (2) an administrative expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts; (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.000563076%. The annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects this reduction or elimination, while the maximum amount does not. See “CHARGES AND FEES - Periodic Fees and Charges.”
[3]	As a percentage of Account Value allocated to the Subaccount investing in the Portfolio Company. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
[4]	As a percentage of the daily value of amounts invested in the Subaccounts. This fee will be charged monthly.
FEES AND EXPENSES (continued from previous page)
Are There Ongoing Fees and Expenses?	Yes. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
Lowest Annual Cost Estimate: $88	Highest Annual Cost Estimate: $2,498

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Fees and expenses of least expensive Fund;

•   No optional benefits

•   No Loans;

•   No sales charges; and

•   No additional Purchase Payments transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   No Loans;

•   Fees and expenses of most expensive Fund;

•   Most expensive optional benefit cost;

•   No sales charges; and

•   No additional Purchase Payments, transfers or withdrawals

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Charges for Early Withdrawals [Text Block]
FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?

Yes. If the Investor withdraws money from the Contract within six (6) years following a Purchase Payment, the Investor can be assessed an early withdrawal charge equal to a maximum of 8% of the amount withdrawn.

For example, if you make an early withdrawal from a Texas K-12 TSA Contract, you could pay a surrender charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes or penalties.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”

Surrender Charge Phaseout Period, Years	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Are There Transaction Charges?

Yes. In addition to the early withdrawal charge, the Investor may also be charged for other transactions:

•   For processing a partial withdrawal.

•   For transferring or reallocating Account Value among the investment options, including transfers made under the dollar cost averaging or automatic reallocation programs.

•   If you take a Contract loan from your Account Value, you may be subject to a Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee is charged until the loan is repaid. Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate may be deducted from Contract value.

See “FEE TABLE – Transaction Expenses,” “CHARGES AND FEES – Transaction Fees” and “LOANS – Things to Consider Before Initiating a Loan.”

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base Contract Expenses (varies by Contract class)	1.40%[1],2	1.48%[1,2]
Portfolio Company fees and expenses	0.09%[3]	1.39%[3]
Optional One-Year Step-Up Death Benefit (as a percentage of average Account Value)	0.15%[4]	0.15%[4]
[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge of 1.25%, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments and the funding of the guaranteed death benefit; (2) an administrative expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts; (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.000563076%. The annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects this reduction or elimination, while the maximum amount does not. See “CHARGES AND FEES - Periodic Fees and Charges.”
[3]	As a percentage of Account Value allocated to the Subaccount investing in the Portfolio Company. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
[4]	As a percentage of the daily value of amounts invested in the Subaccounts. This fee will be charged monthly.
FEES AND EXPENSES (continued from previous page)
Are There Ongoing Fees and Expenses?	Yes. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
Lowest Annual Cost Estimate: $88	Highest Annual Cost Estimate: $2,498

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Fees and expenses of least expensive Fund;

•   No optional benefits

•   No Loans;

•   No sales charges; and

•   No additional Purchase Payments transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   No Loans;

•   Fees and expenses of most expensive Fund;

•   Most expensive optional benefit cost;

•   No sales charges; and

•   No additional Purchase Payments, transfers or withdrawals

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.40%	[1],[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.48%	[1],[2]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.39%	[3]
Optional Benefits Minimum [Percent]	0.15%	[4]
Optional Benefits Maximum [Percent]	0.15%	[4]
Base Contract (N-4) Footnotes [Text Block]
[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge of 1.25%, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments and the funding of the guaranteed death benefit; (2) an administrative expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts; (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.000563076%. The annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects this reduction or elimination, while the maximum amount does not. See “CHARGES AND FEES - Periodic Fees and Charges.”

Optional Benefits Footnotes [Text Block]
[4]	As a percentage of the daily value of amounts invested in the Subaccounts. This fee will be charged monthly.

Investment Options Footnotes [Text Block]
[3]	As a percentage of Account Value allocated to the Subaccount investing in the Portfolio Company. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.

Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost Estimate: $88	Highest Annual Cost Estimate: $2,498

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Fees and expenses of least expensive Fund;

•   No optional benefits

•   No Loans;

•   No sales charges; and

•   No additional Purchase Payments transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   No Loans;

•   Fees and expenses of most expensive Fund;

•   Most expensive optional benefit cost;

•   No sales charges; and

•   No additional Purchase Payments, transfers or withdrawals

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Lowest Annual Cost [Dollars]	$ 88
Highest Annual Cost [Dollars]	$ 2,498
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Is This a Short-Term Investment?

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

If you participate in the Texas Optional Retirement Program, you may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with the Texas public institutions of higher learning.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

What Are the Risks Associated with Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A.

What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to ReliaStar Life, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of ReliaStar Life. More information about ReliaStar Life, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-877-884-5050.

See “THE CONTRACT – The General Account.”

Investment Restrictions [Text Block]

Yes.

•   We reserve the right to limit the number of transfers between investment options, including transfers made under the dollar cost averaging and the automatic reallocation programs.

•   Your plan may limit the number of options you may select at any one time. Please refer to your plan documents for more information;

•   Some Subaccounts and Fixed Interest Options may not be available through your plan. Please refer to your plan documents for a list of Subaccounts and Fixed Interest Options available to you;

•   There are certain restrictions on transfers into and between the Fixed Interest Options;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS,” “THE CONTRACT” and “CONTRACT PURCHASE AND PARTICIPATION.”

Key Information, Benefit Restrictions [Text Block]

Yes.

•   We may discontinue or restrict the availability of an optional benefit;

•   Benefits available to you may vary based on your plan. Please refer to your plan documents for benefits available to you; and

•   Withdrawals may reduce the amount of a death benefit based on a premium by more than the amount withdrawn.

See “THE CONTRACT,” “DEATH BENEFIT,” “SYSTEMATIC WITHDRAWAL OPTIONS” and “LOANS.”

Tax Implications [Text Block]

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

Investment Professional Compensation [Text Block]

Although the Contracts are no longer offered for new sales, firms and their registered representatives that sold the Contract may receive commissions on additional Purchase Payments paid. This compensation is not paid directly by Contract Holders or the Separate Account. This compensation could influence your investment professional to recommend keeping the Contract.

See “OTHER TOPICS – Contract Distribution.”

Exchanges [Text Block]

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should exchange your contract only if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay during the Accumulation Phase when buying, owning and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. See “THE INCOME PHASE” for fees that may apply after you begin receiving payments under the Contract.

The first table describes the fees and expenses that you paid at the time you purchased the Contract and will pay at the time you surrender or make withdrawals from an investment option or from the Contract or transfer Account Value between investment options. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early Withdrawal Charge[1] (as a percentage of amount withdrawn, if applicable)
Applicable to Texas K-12 TSA Contracts	8.00%
Applicable to all other Contracts	7.00%
Partial Withdrawal Processing Fee[2]	$25.00
Transfer Charge[3]	$25.00
Premium Tax[4]	0.00% to 4.00%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

[1]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge applies to each Purchase Payment and reduces over time. This charge may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees.”
[2]	We do not currently impose a partial withdrawal processing fee, but reserves the right to charge a fee not to exceed the lesser of 2.0% of the partial withdrawal amount or $25, including partial withdrawals made under the systematic withdrawal program. See “Fees – Early Withdrawal Charge.” See also “Systematic Withdrawals.”
[3]	We do not currently impose a charge for transfers between the Subaccounts or to or from the Fixed Interest Options. However, we reserve the right, to the extent permitted by state law, to assess a $25 charge on any transfer or to limit the number of transfers, including transfers made under the dollar cost averaging or automatic reallocation programs.
[4]	We reserve the right to deduct a charge for premium taxes from your Account Value or from Purchase Payments to the account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees‒ Premium and Other Taxes.”

Annual Contract Expenses

Maximum Annual Maintenance Fee[1]	$35.00
Base Contract Expenses[2] (as a percentage of Account Value in the Subaccount)	1.55%
Loan Processing Fee[3]	$25.00
Loan Interest Rate Spread (per annum)[4]	3.00%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this Prospectus.

Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025).	0.09%	1.39%
Range of total annual Fund operating expenses after any waivers or expense reimbursements[5]	0.09%	1.39%

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

[1]	We currently deduct an annual maintenance fee of $30 from the Account Value, but reserve the right to waive the charge when the Account Value exceeds $25,000. We also reserve the right to waive this charge when the annual Purchase Payments, less any cumulative partial withdrawals, equals or exceeds $5,000.
[2]	The mortality and expense risk charge included in the Base Contract Expenses compensates us for the mortality and expense risks we assume under the Contract. The Base Contract Expenses also include an administration expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts. See “CHARGESAND FEES – Periodic Fees and Charges.”
[3]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[4]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to an annual loan administration fee. If assessed, the annual loan maintenance fee will apply to each outstanding Plan Loan and be deducted from the vested individual account value. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[5]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the Fund company’s board of directors.

Examples

These examples are intended to help you compare the cost of investing in the Variable Investment Options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses (assuming no loans), annual Contract expenses and annual Fund expenses.

The Example assumes all Contract value is allocated to the Variable Options. Your costs could differ from those shown below if you invest in Fixed Interest Options.

The following examples assume that you invest $100,000 in the Variable Investment Options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Applicable to Texas K-12 TSA Contracts:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$9,415	$13,913	$17,479	$32,618

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$2,971	$9,097	$15,479	$32,618

Applicable to All Other Contracts:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$9,415	$13,913	$17,479	$32,618

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,971	$9,097	$15,479	$32,618

*	This example will not apply if during the Income Phase a non-lifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the Accumulation Phase and may be subject to an early withdrawal charge. (Refer to Example A.)

Transaction Expenses [Table Text Block]

Transaction Expenses

Maximum Early Withdrawal Charge[1] (as a percentage of amount withdrawn, if applicable)
Applicable to Texas K-12 TSA Contracts	8.00%
Applicable to all other Contracts	7.00%
Partial Withdrawal Processing Fee[2]	$25.00
Transfer Charge[3]	$25.00
Premium Tax[4]	0.00% to 4.00%

Sales Load, Footnotes [Text Block]	[1]This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge applies to each Purchase Payment and reduces over time. This charge may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees.”
Transfer Fee, Current [Dollars]	$ 25	[5]
Transfer Fee, Footnotes [Text Block]	3We do not currently impose a charge for transfers between the Subaccounts or to or from the Fixed Interest Options. However, we reserve the right, to the extent permitted by state law, to assess a $25 charge on any transfer or to limit the number of transfers, including transfers made under the dollar cost averaging or automatic reallocation programs.
Other Transaction Fee, Current [Dollars]	$ 25	[6]
Other Transaction Fee (of Other Amount), Maximum [Percent]	4.00%	[7]
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%	[7]
Other Transaction Fee 1, Current [Dollars]	$ 25	[8]
Other Transaction Fee 1 (of Other Amount), Current [Percent]	3.00%	[9]
Other Transaction Fee, Footnotes [Text Block]	2We do not currently impose a partial withdrawal processing fee, but reserves the right to charge a fee not to exceed the lesser of 2.0% of the partial withdrawal amount or $25, including partial withdrawals made under the systematic withdrawal program. See “Fees – Early Withdrawal Charge.” See also “Systematic Withdrawals.”[3]We do not currently impose a charge for transfers between the Subaccounts or to or from the Fixed Interest Options. However, we reserve the right, to the extent permitted by state law, to assess a $25 charge on any transfer or to limit the number of transfers, including transfers made under the dollar cost averaging or automatic reallocation programs.[3] This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. See “Loans ‒ Things to Consider Before Initiating a Loan.”[4]Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to an annual loan administration fee. If assessed, the annual loan maintenance fee will apply to each outstanding Plan Loan and be deducted from the vested individual account value. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50. See “Loans ‒ Things to Consider Before Initiating a Loan.”[4]We reserve the right to deduct a charge for premium taxes from your Account Value or from Purchase Payments to the account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees‒ Premium and Other Taxes.”
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

Maximum Annual Maintenance Fee[1]	$35.00
Base Contract Expenses[2] (as a percentage of Account Value in the Subaccount)	1.55%
Loan Processing Fee[3]	$25.00
Loan Interest Rate Spread (per annum)[4]	3.00%

Administrative Expense, Maximum [Dollars]	$ 35	[10]
Administrative Expense, Footnotes [Text Block]	1We currently deduct an annual maintenance fee of $30 from the Account Value, but reserve the right to waive the charge when the Account Value exceeds $25,000. We also reserve the right to waive this charge when the annual Purchase Payments, less any cumulative partial withdrawals, equals or exceeds $5,000.
Base Contract Expense (of Average Account Value), Current [Percent]	1.55%	[11]
Base Contract Expense, Footnotes [Text Block]	[2]The mortality and expense risk charge included in the Base Contract Expenses compensates us for the mortality and expense risks we assume under the Contract. The Base Contract Expenses also include an administration expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts. See “CHARGESAND FEES – Periodic Fees and Charges.”
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025).	0.09%	1.39%
Range of total annual Fund operating expenses after any waivers or expense reimbursements[5]	0.09%	1.39%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025).
Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.09%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.39%
Portfolio Company Expenses After Waivers and Reimbursement Minimum [Percent]	0.09%	[12]
Portfolio Company Expenses After Waivers and Reimbursement Maximum [Percent]	1.39%	[12]
Portfolio Company Expenses, Footnotes [Text Block]	[5] Any expense waivers or reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the Fund company’s board of directors
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

There are risks associated with investing in the Contract.

•	Market Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds.
•	Early Withdrawal Risk – You should carefully consider the risk associated with early withdrawals, including a surrender of the participant’s Contract and a withdrawal under a Contract. A surrender or partial withdrawal may be subject to federal and state laws, including 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the Contract terminates the Contract. Withdrawals can result in a significant reduction in your Account Value, death benefit and benefits under a participant certificate. Because of Contract features like the Early Withdrawal Charge and given the tax consequences referred to above, you should not view the Contract as a short term savings vehicle.
•	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised.
•	Contract Changes – We do not guarantee that each Fund will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, combine two or more Subaccounts; close Subaccounts and, unless we receive alternative allocation instructions, allocate all future amounts directed to the Subaccount that was closed or is unavailable among the other available Subaccounts according to the most recent allocation instructions we have on file; or substitute a new Fund for a Fund in which a Subaccount currently invests. Additionally, we may limit your ability to make transfers between investment options if you violate our policy on frequent or disruptive transfers.
•	Contract Benefits – Loans and withdrawal may reduce the amount of a death benefit based on premium by more than the amount of the loan or withdrawal due to proportional reductions in the premium amount.
•	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½.
•	Business Disruption and Cybersecurity Risks – We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).

Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.

Systems failures and cybersecurity incidents affecting us, our affiliates, the underlying funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the underlying funds, cause us to be unable to calculate unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Death benefit is your Account.	Standard*	No additional fee for this benefit.	If Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits. (See “Account Value Death Benefit”).
*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit

To pay a death benefit equal to the greatest of (1), (2) or (3) where:

(1)  The Account Value on the Claim Date less any outstanding loan balance;

(2)  The sum of all Purchase Payments, adjusted for any amounts deducted from your account; or

(3)  The Account Value on the sixth Account Anniversary immediately preceding your death, adjusted for Purchase Payments made and for amounts deducted since that Account Anniversary.

		Standard*	No additional fee for this benefit.

If your Contract is a Qualified Contract owned by a Natural Person and if you or the Annuitant die after age 80, your Beneficiary will receive the greater of (1) or (2), where:

(1)  Is the Account Value on the Claim Date less any outstanding loan balance; or

(2)  Is the sum of all Purchase Payments, adjusted for any amounts deducted from your account.

If your Contract is a nonqualified Contract owned by a non-Natural Person and the Annuitant dies, the Beneficiary will receive the Account Value only.

For Contracts owned by a Natural Person, if the Annuitant dies and if the Annuitant is not the same as the Contract Owner, the Contract Owner will automatically be named as the new Annuitant and no death benefit will be payable.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
One-Year Step Up (Reset) Death Benefit	To change the sixth Account Anniversary immediately preceding your death to the Account Anniversary immediately preceding your death.	Standard*	0.15% of the average daily value of amounts invested in the Subaccounts, charged on a monthly basis.

The death benefit based on the Account Anniversary immediately preceding your death may be more or less than the amount of the death benefit determined based on the sixth Account Anniversary immediately preceding your death.

This optional benefit is not available on Contracts:

•   Owned by a non-Natural Person; and

•   Issued in the States of Texas and Vermont. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Dollar Cost Averaging	Allows you to purchase fixed dollar amounts of an investment at regular intervals, regardless of price.	Optional	We reserve the right to charge a processing fee not to exceed $25 for each transfer.

Transfers among the investment options are restricted.

Two options are available. If you elect to participate in Option Two:

•   Only the interest earned on amounts invested in Fixed Account B will be transferred;

•   Your Account Value must be at least $10,000; an

•   Your Account Value in Fixed Account B must be at least $5,000.

We reserve the right to:

•   Discontinue, modify or suspend the program; and

•   Limit the number of transfers made under the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Automatic Reallocation Program (“Asset Rebalancing”)	Allows you to reallocate your Account Value in the investments and percentages you identify.	Optional	We reserve the right to charge a processing fee not to exceed $25 for each transfer.

•   Your Account Value must be at least $10,000 in order to participate in this program;

•   Subaccount reallocations or changes outside of the automatic reallocation program may affect the program;

•   Changes such as Fund mergers, substitutions or closures may affect the program;

•   We reserve the right to discontinue, modify or suspend this program;

•   We reserve the right to limit the number of transfers made under the program; and

The Account Value in Fixed Account C is not eligible for participation in this program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Systematic Withdrawals	Allows you to receive regular payments from your Contract without moving into the Income Phase.	Optional	An applicable early withdrawal charge of 8.0%; and a processing fee not to exceed the lesser of 2.0% of each systematic withdrawal payment or $25.

We reserve the right to modify or discontinue offering systematic withdrawals.

The amount of each systematic withdrawal must be at least $300. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Loans	Allows you to borrow against your Account Value allocated to the Subaccounts and certain Fixed Interest Options.	Optional	Applicable early withdrawal charge: 8.0%; Loan Interest Rate Spread (per annum): 3.0%; and a loan processing Fee: $25.

Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

*	One of these death benefits is available under a plan. Participants should refer to their plan documents for available benefits.

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary and/or Contingent Beneficiary(ies) named under the Contract. Unless you have instructed us otherwise, if more than one Beneficiary has been named, the payment will be paid in equal shares. If you die and no Beneficiary or Contingent Beneficiary exists, or if the Beneficiary or Contingent Beneficiary is not living on the date payment is due, the death benefit will be paid in a lump sum to your estate.

You may change the designated Beneficiary at any time before Income Phase payments begin by contacting Customer Service. Upon Customer Service’s receipt of your written request in Good Order, we will process the change effective the date it was signed. Any change in Beneficiary will not affect any payments made or affect any actions taken by us before the request was received. We are not responsible for the validity of any Beneficiary change.

During the Accumulation Phase

During the Accumulation Phase, a death benefit is payment with the Contract Holder or, in certain circumstances, when the Annuitant dies. For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

The Beneficiary may choose one of the following three methods of payment:

•	Receive a lump-sum payment equal to all or a portion of the Account Value;
•	Apply some or all of the Account Value to any of the Income Phase payment options (in no event may payments to a Beneficiary extend beyond the Beneficiary’s life expectancy or any period certain greater than the Beneficiary’s life expectancy); or
•	Any other distribution method acceptable to us.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “FEDERAL TAX CONSIDERATIONS – Distributions – General.” In general, the death benefit must be applied to either an Income Phase payment option within one year of the Contract Holder’s or Annuitant’s death or the entire Account Value must be distributed within five years of the Contract Holder’s or Annuitant’s date of death. For Qualified Contracts, an exception to this provision applies if the designated Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the successor Contract Holder and generally may exercise all rights under the Contract.

Requests for payment of the death benefit in a lump sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment in Good Order. Requests for continuing Income Phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump sum and the Contract will be canceled.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

If you (for Contracts owned by a Natural Person), or the Annuitant (for Contracts owned by a non-Natural Person in connection with a 457 plan) die prior to the Income Phase, the person you have chosen to be your Beneficiary will receive a death benefit. The death benefit will be the greatest of three amounts: (1) the Account Value on the Claim Date less any outstanding loan balance; (2) the sum of all Purchase Payments, adjusted for any amounts deducted from your account (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses); or (3) the Account Value on the sixth Account Anniversary immediately preceding your death (i.e., the Account Value on the latest of the 6th, 12th, 18th, etc. Account Anniversary), adjusted for Purchase Payments made and for amounts deducted (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses) since that Account Anniversary. If you or the Annuitant, as described above, die after age 80, your Beneficiary will receive the greater of (1) or (2) above.

If your Contract is a nonqualified Contract owned by a non-Natural Person and the Annuitant dies, the Beneficiary will receive the Account Value only. In that situation, neither the death benefit in (2) or (3) above will be available, nor can the Optional One-Year Step Up (Reset) Death Benefit be purchased.

For Contracts owned by a Natural Person, if the Annuitant dies and is not the same as the Contract Owner, the Contract Owner will automatically be named as the new Annuitant and no death benefit will be payable.

Optional One-Year Step Up (Reset) Death Benefit

For an additional charge you can purchase, by Contract endorsement, an optional benefit that enables you to change the sixth Account Anniversary immediately preceding your death, in option (3) above, to the Account Anniversary immediately preceding your death. The death benefit determined based on the Account Anniversary immediately preceding your death may be more or less than the amount of the death benefit determined based on the sixth Account Anniversary immediately preceding your death. It may be possible that you will not realize any benefit from the purchase of this endorsement. The charge for this optional benefit is equal to an annual rate of 0.15% of the average daily value of amounts invested in the Subaccounts, charged on a monthly basis. This optional benefit is not available on Contracts issued in the States of Texas and Vermont.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Death benefit is your Account.	Standard*	No additional fee for this benefit.	If Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits. (See “Account Value Death Benefit”).
*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit

To pay a death benefit equal to the greatest of (1), (2) or (3) where:

(1)  The Account Value on the Claim Date less any outstanding loan balance;

(2)  The sum of all Purchase Payments, adjusted for any amounts deducted from your account; or

(3)  The Account Value on the sixth Account Anniversary immediately preceding your death, adjusted for Purchase Payments made and for amounts deducted since that Account Anniversary.

		Standard*	No additional fee for this benefit.

If your Contract is a Qualified Contract owned by a Natural Person and if you or the Annuitant die after age 80, your Beneficiary will receive the greater of (1) or (2), where:

(1)  Is the Account Value on the Claim Date less any outstanding loan balance; or

(2)  Is the sum of all Purchase Payments, adjusted for any amounts deducted from your account.

If your Contract is a nonqualified Contract owned by a non-Natural Person and the Annuitant dies, the Beneficiary will receive the Account Value only.

For Contracts owned by a Natural Person, if the Annuitant dies and if the Annuitant is not the same as the Contract Owner, the Contract Owner will automatically be named as the new Annuitant and no death benefit will be payable.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
One-Year Step Up (Reset) Death Benefit	To change the sixth Account Anniversary immediately preceding your death to the Account Anniversary immediately preceding your death.	Standard*	0.15% of the average daily value of amounts invested in the Subaccounts, charged on a monthly basis.

The death benefit based on the Account Anniversary immediately preceding your death may be more or less than the amount of the death benefit determined based on the sixth Account Anniversary immediately preceding your death.

This optional benefit is not available on Contracts:

•   Owned by a non-Natural Person; and

•   Issued in the States of Texas and Vermont. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Dollar Cost Averaging	Allows you to purchase fixed dollar amounts of an investment at regular intervals, regardless of price.	Optional	We reserve the right to charge a processing fee not to exceed $25 for each transfer.

Transfers among the investment options are restricted.

Two options are available. If you elect to participate in Option Two:

•   Only the interest earned on amounts invested in Fixed Account B will be transferred;

•   Your Account Value must be at least $10,000; an

•   Your Account Value in Fixed Account B must be at least $5,000.

We reserve the right to:

•   Discontinue, modify or suspend the program; and

•   Limit the number of transfers made under the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Automatic Reallocation Program (“Asset Rebalancing”)	Allows you to reallocate your Account Value in the investments and percentages you identify.	Optional	We reserve the right to charge a processing fee not to exceed $25 for each transfer.

•   Your Account Value must be at least $10,000 in order to participate in this program;

•   Subaccount reallocations or changes outside of the automatic reallocation program may affect the program;

•   Changes such as Fund mergers, substitutions or closures may affect the program;

•   We reserve the right to discontinue, modify or suspend this program;

•   We reserve the right to limit the number of transfers made under the program; and

The Account Value in Fixed Account C is not eligible for participation in this program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Systematic Withdrawals	Allows you to receive regular payments from your Contract without moving into the Income Phase.	Optional	An applicable early withdrawal charge of 8.0%; and a processing fee not to exceed the lesser of 2.0% of each systematic withdrawal payment or $25.

We reserve the right to modify or discontinue offering systematic withdrawals.

The amount of each systematic withdrawal must be at least $300. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Loans	Allows you to borrow against your Account Value allocated to the Subaccounts and certain Fixed Interest Options.	Optional	Applicable early withdrawal charge: 8.0%; Loan Interest Rate Spread (per annum): 3.0%; and a loan processing Fee: $25.

Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

*	One of these death benefits is available under a plan. Participants should refer to their plan documents for available benefits.

Benefits Description [Table Text Block]

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary and/or Contingent Beneficiary(ies) named under the Contract. Unless you have instructed us otherwise, if more than one Beneficiary has been named, the payment will be paid in equal shares. If you die and no Beneficiary or Contingent Beneficiary exists, or if the Beneficiary or Contingent Beneficiary is not living on the date payment is due, the death benefit will be paid in a lump sum to your estate.

You may change the designated Beneficiary at any time before Income Phase payments begin by contacting Customer Service. Upon Customer Service’s receipt of your written request in Good Order, we will process the change effective the date it was signed. Any change in Beneficiary will not affect any payments made or affect any actions taken by us before the request was received. We are not responsible for the validity of any Beneficiary change.

During the Accumulation Phase

During the Accumulation Phase, a death benefit is payment with the Contract Holder or, in certain circumstances, when the Annuitant dies. For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

The Beneficiary may choose one of the following three methods of payment:

•	Receive a lump-sum payment equal to all or a portion of the Account Value;
•	Apply some or all of the Account Value to any of the Income Phase payment options (in no event may payments to a Beneficiary extend beyond the Beneficiary’s life expectancy or any period certain greater than the Beneficiary’s life expectancy); or
•	Any other distribution method acceptable to us.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “FEDERAL TAX CONSIDERATIONS – Distributions – General.” In general, the death benefit must be applied to either an Income Phase payment option within one year of the Contract Holder’s or Annuitant’s death or the entire Account Value must be distributed within five years of the Contract Holder’s or Annuitant’s date of death. For Qualified Contracts, an exception to this provision applies if the designated Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the successor Contract Holder and generally may exercise all rights under the Contract.

Requests for payment of the death benefit in a lump sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment in Good Order. Requests for continuing Income Phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump sum and the Contract will be canceled.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

If you (for Contracts owned by a Natural Person), or the Annuitant (for Contracts owned by a non-Natural Person in connection with a 457 plan) die prior to the Income Phase, the person you have chosen to be your Beneficiary will receive a death benefit. The death benefit will be the greatest of three amounts: (1) the Account Value on the Claim Date less any outstanding loan balance; (2) the sum of all Purchase Payments, adjusted for any amounts deducted from your account (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses); or (3) the Account Value on the sixth Account Anniversary immediately preceding your death (i.e., the Account Value on the latest of the 6th, 12th, 18th, etc. Account Anniversary), adjusted for Purchase Payments made and for amounts deducted (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses) since that Account Anniversary. If you or the Annuitant, as described above, die after age 80, your Beneficiary will receive the greater of (1) or (2) above.

If your Contract is a nonqualified Contract owned by a non-Natural Person and the Annuitant dies, the Beneficiary will receive the Account Value only. In that situation, neither the death benefit in (2) or (3) above will be available, nor can the Optional One-Year Step Up (Reset) Death Benefit be purchased.

For Contracts owned by a Natural Person, if the Annuitant dies and is not the same as the Contract Owner, the Contract Owner will automatically be named as the new Annuitant and no death benefit will be payable.

Optional One-Year Step Up (Reset) Death Benefit

For an additional charge you can purchase, by Contract endorsement, an optional benefit that enables you to change the sixth Account Anniversary immediately preceding your death, in option (3) above, to the Account Anniversary immediately preceding your death. The death benefit determined based on the Account Anniversary immediately preceding your death may be more or less than the amount of the death benefit determined based on the sixth Account Anniversary immediately preceding your death. It may be possible that you will not realize any benefit from the purchase of this endorsement. The charge for this optional benefit is equal to an annual rate of 0.15% of the average daily value of amounts invested in the Subaccounts, charged on a monthly basis. This optional benefit is not available on Contracts issued in the States of Texas and Vermont.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

Operation of Benefit [Text Block]

Death Benefit Options

If you (for Contracts owned by a Natural Person), or the Annuitant (for Contracts owned by a non-Natural Person in connection with a 457 plan) die prior to the Income Phase, the person you have chosen to be your Beneficiary will receive a death benefit. The death benefit will be the greatest of three amounts: (1) the Account Value on the Claim Date less any outstanding loan balance; (2) the sum of all Purchase Payments, adjusted for any amounts deducted from your account (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses); or (3) the Account Value on the sixth Account Anniversary immediately preceding your death (i.e., the Account Value on the latest of the 6th, 12th, 18th, etc. Account Anniversary), adjusted for Purchase Payments made and for amounts deducted (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses) since that Account Anniversary. If you or the Annuitant, as described above, die after age 80, your Beneficiary will receive the greater of (1) or (2) above.

If your Contract is a nonqualified Contract owned by a non-Natural Person and the Annuitant dies, the Beneficiary will receive the Account Value only. In that situation, neither the death benefit in (2) or (3) above will be available, nor can the Optional One-Year Step Up (Reset) Death Benefit be purchased.

For Contracts owned by a Natural Person, if the Annuitant dies and is not the same as the Contract Owner, the Contract Owner will automatically be named as the new Annuitant and no death benefit will be payable.

Calculation Method of Benefit [Text Block]

Payment Process

The Beneficiary may choose one of the following three methods of payment:

•	Receive a lump-sum payment equal to all or a portion of the Account Value;
•	Apply some or all of the Account Value to any of the Income Phase payment options (in no event may payments to a Beneficiary extend beyond the Beneficiary’s life expectancy or any period certain greater than the Beneficiary’s life expectancy); or
•	Any other distribution method acceptable to us.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “FEDERAL TAX CONSIDERATIONS – Distributions – General.” In general, the death benefit must be applied to either an Income Phase payment option within one year of the Contract Holder’s or Annuitant’s death or the entire Account Value must be distributed within five years of the Contract Holder’s or Annuitant’s date of death. For Qualified Contracts, an exception to this provision applies if the designated Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the successor Contract Holder and generally may exercise all rights under the Contract.

Requests for payment of the death benefit in a lump sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment in Good Order. Requests for continuing Income Phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump sum and the Contract will be canceled.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The Variable Options and Fixed Interest Options available to you may vary based on employer. You should refer to your plan documents for a list of available Investment Options.

Variable Options

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=665368205. You can also request this information at no cost by calling Customer Service at 1-877-884-5050 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks growth of capital.	American Funds Insurance Series® – Growth Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
Seeks long-term growth of capital and income.	American Funds Insurance Series® – Growth-Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Seeks long-term growth of capital.	American Funds Insurance Series® – EUPAC FundTM (Class 2)** Investment Adviser: Capital Research and Management CompanySM	0.72%*	26.77%	3.40%	7.00%
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Acorn Fund*** Investment Adviser: Columbia Wanger Asset Management, LLC	0.91%*	4.47%	1.02%	8.66%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective May 1, 2026, the American Funds Insurance Series® – International Fund changed its name to the American Funds Insurance Series® – EUPAC FundTM.
***	Effective June 2, 2025, the Wanger Acorn Fund changed its name to the Columbia Variable Portfolio – Acorn Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	21.52%	15.37%	15.78%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.25%	4.13%	3.10%	2.03%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.37%	7.22%	0.06%	2.71%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)** Investment Adviser: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Quality Equity Portfolio (Class I)*** Investment Adviser: Neuberger Berman Investment Advisers LLC	0.87%	13.74%	12.83%	12.94%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio (Admin Class) Investment Adviser: Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Maximize total return through a combination of income and capital appreciation.	Victory Pioneer High Yield VCT Portfolio (Class I) Investment Adviser: Victory Capital Management**	0.97%*	8.16%	4.21%	5.49%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
***	Effective July 28, 2025, the Neuberger Berman Sustainable Equity Portfolio changed its name to the Neuberger Quality Equity Portfolio.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.58%*	11.96%	5.92%	7.16%
Seeks to maximize total returns and maintain lower volatility relative to the overall market.	Voya Global High Dividend Low Volatility Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	19.00%	10.52%	9.05%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC.	0.81%*	24.31%	7.21%	10.97%
Seeks high level of current income consistent with the preservation of capital and liquidity.	Voya Government Liquid Assets Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.28%	4.15%	3.12%	2.03%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	18.21%	15.46%	14.62%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 24, 2026, the Voya Balanced Income Portfolio will change its name to the Voya Balanced Income Fund.
***	Effective on or about July 17, 2026, the Voya Global Insights Portfolio (Class I) will change its name to the Voya Global Insights Fund (Class I).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio (Institutional Class) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	8.80%	3.92%	5.82%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	15.20%	13.73%	13.90%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.16%	9.90%	9.75%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.27%	8.97%	9.23%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	7.71%	0.15%	2.66%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.76%	37.60%	11.59%	7.83%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.70%*	30.48%	8.21%	7.62%
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC and T. Rowe Price Associates, Inc.****	0.67%*	15.33%	12.23%	15.19%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Fund (Class I)***** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%*	13.05%	12.94%	11.22%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Fund (Class A)***** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.10%*	12.66%	12.56%	10.85%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
***	Effective December 5, 2025, the VY® T. Rowe Price Growth Equity Income Portfolio merged into the Voya Large Cap Growth Portfolio.
****	Effective October 27, 2025, the VY® T. Rowe Price Associates, Inc. was added as a subadviser for the Voya Large Cap Growth Portfolio.
*****	Effective February 6, 2026, the Voya Large Cap Value Portfolio merged into the Voya Large Cap Value Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Voya Limited Maturity Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	5.42%	1.86%	2.01%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%*	3.90%	4.55%	10.97%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	18.12%	16.24%	18.65%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%*	18.75%	14.72%	15.36%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%*	8.08%	5.98%	11.77%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%*	14.80%	5.85%	9.11%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%*	16.37%	7.49%	8.96%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	19.48%	9.35%	10.19%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Aggressive Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%*	16.87%	9.89%	10.55%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	13.05%	6.84%	8.04%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%*	8.33%	2.97%	4.77%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%*	11.23%	3.60%	5.42%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	17.53%	14.10%	14.51%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective August 8, 2025, the Voya Solution 2025 Portfolio (Class I) merged into Voya Solution Income Portfolio (Class I).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%*	5.33%	8.46%	9.28%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.00%*	-10.69%	-0.08%	9.44%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.91%*	6.82%	4.03%	3.99%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 17, 2026, the VY® Baron Growth Portfolio will merge into the Voya MidCap Opportunities Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.71%*	17.41%	14.14%	14.27%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.72%*	17.24%	15.23%	12.03%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%*	12.80%	8.82%	8.86%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.89%*	12.53%	8.55%	8.59%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.90%	15.35%	12.82%	10.72%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.44%*	38.77%	0.04%	9.00%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%*	4.63%	9.53%	8.75%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.89%	3.86%	4.89%	9.04%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.90%	12.02%	9.22%	11.04%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%*	9.92%	7.24%	12.78%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.

Fixed Interest Options

>The following is a list of Fixed Interest Options currently available under the Contract. The availability of the Fixed Interest Option may vary based on employer and state approval and participants should refer to their plan documents for a list of available Fixed Interest Options. We may change the features of the Fixed Interest Options listed below, offer new Fixed Interest Options, and terminate existing Fixed Interest Options. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate**
Fixed Account A	No Term	1.00%
Fixed Account B	12 months	1.00%
Fixed Account C	12 months	1.00%

See “Fixed Interest Options” under “The Investment Options” in the Prospectus for a description of the Fixed Interest Options’ features.

**The minimum guaranteed minimum interest rate for your Contract is stated in your Contract, and will not be less than stated.

Variable Option [Line Items]
Prospectuses Available [Text Block]

Variable Options

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=665368205. You can also request this information at no cost by calling Customer Service at 1-877-884-5050 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks growth of capital.	American Funds Insurance Series® – Growth Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
Seeks long-term growth of capital and income.	American Funds Insurance Series® – Growth-Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Seeks long-term growth of capital.	American Funds Insurance Series® – EUPAC FundTM (Class 2)** Investment Adviser: Capital Research and Management CompanySM	0.72%*	26.77%	3.40%	7.00%
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Acorn Fund*** Investment Adviser: Columbia Wanger Asset Management, LLC	0.91%*	4.47%	1.02%	8.66%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective May 1, 2026, the American Funds Insurance Series® – International Fund changed its name to the American Funds Insurance Series® – EUPAC FundTM.
***	Effective June 2, 2025, the Wanger Acorn Fund changed its name to the Columbia Variable Portfolio – Acorn Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	21.52%	15.37%	15.78%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.25%	4.13%	3.10%	2.03%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.37%	7.22%	0.06%	2.71%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)** Investment Adviser: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Quality Equity Portfolio (Class I)*** Investment Adviser: Neuberger Berman Investment Advisers LLC	0.87%	13.74%	12.83%	12.94%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio (Admin Class) Investment Adviser: Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Maximize total return through a combination of income and capital appreciation.	Victory Pioneer High Yield VCT Portfolio (Class I) Investment Adviser: Victory Capital Management**	0.97%*	8.16%	4.21%	5.49%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
***	Effective July 28, 2025, the Neuberger Berman Sustainable Equity Portfolio changed its name to the Neuberger Quality Equity Portfolio.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.58%*	11.96%	5.92%	7.16%
Seeks to maximize total returns and maintain lower volatility relative to the overall market.	Voya Global High Dividend Low Volatility Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	19.00%	10.52%	9.05%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC.	0.81%*	24.31%	7.21%	10.97%
Seeks high level of current income consistent with the preservation of capital and liquidity.	Voya Government Liquid Assets Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.28%	4.15%	3.12%	2.03%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	18.21%	15.46%	14.62%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 24, 2026, the Voya Balanced Income Portfolio will change its name to the Voya Balanced Income Fund.
***	Effective on or about July 17, 2026, the Voya Global Insights Portfolio (Class I) will change its name to the Voya Global Insights Fund (Class I).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio (Institutional Class) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	8.80%	3.92%	5.82%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	15.20%	13.73%	13.90%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.16%	9.90%	9.75%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.27%	8.97%	9.23%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	7.71%	0.15%	2.66%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.76%	37.60%	11.59%	7.83%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.70%*	30.48%	8.21%	7.62%
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC and T. Rowe Price Associates, Inc.****	0.67%*	15.33%	12.23%	15.19%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Fund (Class I)***** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%*	13.05%	12.94%	11.22%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Fund (Class A)***** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.10%*	12.66%	12.56%	10.85%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
***	Effective December 5, 2025, the VY® T. Rowe Price Growth Equity Income Portfolio merged into the Voya Large Cap Growth Portfolio.
****	Effective October 27, 2025, the VY® T. Rowe Price Associates, Inc. was added as a subadviser for the Voya Large Cap Growth Portfolio.
*****	Effective February 6, 2026, the Voya Large Cap Value Portfolio merged into the Voya Large Cap Value Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Voya Limited Maturity Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	5.42%	1.86%	2.01%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%*	3.90%	4.55%	10.97%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	18.12%	16.24%	18.65%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%*	18.75%	14.72%	15.36%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%*	8.08%	5.98%	11.77%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%*	14.80%	5.85%	9.11%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%*	16.37%	7.49%	8.96%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	19.48%	9.35%	10.19%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Aggressive Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%*	16.87%	9.89%	10.55%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	13.05%	6.84%	8.04%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%*	8.33%	2.97%	4.77%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%*	11.23%	3.60%	5.42%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	17.53%	14.10%	14.51%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective August 8, 2025, the Voya Solution 2025 Portfolio (Class I) merged into Voya Solution Income Portfolio (Class I).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%*	5.33%	8.46%	9.28%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.00%*	-10.69%	-0.08%	9.44%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.91%*	6.82%	4.03%	3.99%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 17, 2026, the VY® Baron Growth Portfolio will merge into the Voya MidCap Opportunities Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.71%*	17.41%	14.14%	14.27%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.72%*	17.24%	15.23%	12.03%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%*	12.80%	8.82%	8.86%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.89%*	12.53%	8.55%	8.59%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.90%	15.35%	12.82%	10.72%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.44%*	38.77%	0.04%	9.00%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%*	4.63%	9.53%	8.75%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.89%	3.86%	4.89%	9.04%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.90%	12.02%	9.22%	11.04%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%*	9.92%	7.24%	12.78%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]

>The following is a list of Fixed Interest Options currently available under the Contract. The availability of the Fixed Interest Option may vary based on employer and state approval and participants should refer to their plan documents for a list of available Fixed Interest Options. We may change the features of the Fixed Interest Options listed below, offer new Fixed Interest Options, and terminate existing Fixed Interest Options. We will provide you with written notice before doing so.

Fixed Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Interest Rate**
Fixed Account A	No Term	1.00%
Fixed Account B	12 months	1.00%
Fixed Account C	12 months	1.00%

American Funds Insurance Series® – EUPAC FundTM (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Insurance Series® – EUPAC FundTM (Class 2)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	26.77%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	7.00%
American Funds Insurance Series® – Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	American Funds Insurance Series® – Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
American Funds Insurance Series® – Growth-Income Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Insurance Series® – Growth-Income Fund (Class 2)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	13.92%
Columbia Variable Portfolio – Acorn Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio – Acorn Fund
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Fidelity® VIP ContrafundSM Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	15.78%
Fidelity® VIP Equity-Income PortfolioSM (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income PortfolioSM (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.60%
Fidelity® VIP Government Money Market Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	4.13%
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]	2.03%
Fidelity® VIP Index 500 Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	14.31%
Average Annual Total Returns, 10 Years [Percent]	14.70%
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	2.71%
Franklin Small Cap Value VIP Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund (Class 2)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	9.81%
Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	7.05%
Average Annual Total Returns, 5 Years [Percent]	10.16%
Average Annual Total Returns, 10 Years [Percent]	7.98%
Neuberger Berman Quality Equity Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Portfolio Company Name [Text Block]	Neuberger Berman Quality Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.74%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	12.94%
PIMCO VIT Real Return Portfolio (Admin Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio (Admin Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	1.21%
Average Annual Total Returns, 10 Years [Percent]	3.21%
VY® American Century Small-Mid Cap Value Portfolio (Class S) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	VY® American Century Small-Mid Cap Value Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.33%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	9.28%
VY® Baron Growth Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® Baron Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	BAMCO, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(10.69%)
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	9.44%
VY® CBRE Global Real Estate Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return consisting of capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® CBRE Global Real Estate Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.82%
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	3.99%
VY® Columbia Contrarian Core Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Columbia Contrarian Core Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	14.14%
Average Annual Total Returns, 10 Years [Percent]	14.27%
VY® Invesco Comstock Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth and income.
Portfolio Company Name [Text Block]	VY® Invesco Comstock Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	17.24%
Average Annual Total Returns, 5 Years [Percent]	15.23%
Average Annual Total Returns, 10 Years [Percent]	12.03%
VY® Invesco Equity and Income Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Invesco Equity and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	12.80%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	8.86%
VY® Invesco Equity and Income Portfolio (Class S) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Invesco Equity and Income Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.53%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	8.59%
VY® Invesco Growth and Income Portfolio (Class S) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	VY® Invesco Growth and Income Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	10.72%
VY® JPMorgan Emerging Markets Equity Portfolio (Class S) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Emerging Markets Equity Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.44%
Average Annual Total Returns, 1 Year [Percent]	38.77%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	9.00%
VY® JPMorgan Mid Cap Value Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth from capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Mid Cap Value Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	4.63%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	8.75%
VY® JPMorgan Small Cap Core Equity Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth over the long term.
Portfolio Company Name [Text Block]	VY® JPMorgan Small Cap Core Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	3.86%
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	9.04%
VY® T. Rowe Price Capital Appreciation Portfolio (Class S) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Capital Appreciation Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.02%
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	11.04%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	9.92%
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	12.78%
Victory Pioneer High Yield VCT Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximize total return through a combination of income and capital appreciation.
Portfolio Company Name [Text Block]	Victory Pioneer High Yield VCT Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Victory Capital Management
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	5.49%
Voya Balanced Income Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya Balanced Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	11.96%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	7.16%
Voya Global High Dividend Low Volatility Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total returns and maintain lower volatility relative to the overall market.
Portfolio Company Name [Text Block]	Voya Global High Dividend Low Volatility Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	19.00%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	9.05%
Voya Global Insights Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Insights Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	24.31%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	10.97%
Voya Government Liquid Assets Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high level of current income consistent with the preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Voya Government Liquid Assets Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	4.15%
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	2.03%
Voya Growth and Income Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	15.46%
Average Annual Total Returns, 10 Years [Percent]	14.62%
Voya High Yield Portfolio (Institutional Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investors with a high level of current income and total return.
Portfolio Company Name [Text Block]	Voya High Yield Portfolio (Institutional Class)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	8.80%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	5.82%
Voya Index Plus LargeCap Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus LargeCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	13.73%
Average Annual Total Returns, 10 Years [Percent]	13.90%
Voya Index Plus MidCap Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus MidCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	9.75%
Voya Index Plus SmallCap Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus SmallCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	8.27%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Voya Intermediate Bond Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Intermediate Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	7.71%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.66%
Voya International High Dividend Low Volatility Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return.
Portfolio Company Name [Text Block]	Voya International High Dividend Low Volatility Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co., LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	37.60%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Voya International Index Portfolio (Class S) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Portfolio Company Name [Text Block]	Voya International Index Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	30.48%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Voya Large Cap Growth Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A non-diversified Fund that seeks long-term capital growth.
Portfolio Company Name [Text Block]	Voya Large Cap Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	15.33%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	15.19%
Voya Large Cap Value Fund (Class A) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and current income.
Portfolio Company Name [Text Block]	Voya Large Cap Value Fund (Class A)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	12.56%
Average Annual Total Returns, 10 Years [Percent]	10.85%
Voya Large Cap Value Fund (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and current income.
Portfolio Company Name [Text Block]	Voya Large Cap Value Fund (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	13.05%
Average Annual Total Returns, 5 Years [Percent]	12.94%
Average Annual Total Returns, 10 Years [Percent]	11.22%
Voya Limited Maturity Bond Portfolio (Class S) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.
Portfolio Company Name [Text Block]	Voya Limited Maturity Bond Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Voya MidCap Opportunities Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya MidCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	3.90%
Average Annual Total Returns, 5 Years [Percent]	4.55%
Average Annual Total Returns, 10 Years [Percent]	10.97%
Voya RussellTM Large Cap Growth Index Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Growth Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	18.12%
Average Annual Total Returns, 5 Years [Percent]	16.24%
Average Annual Total Returns, 10 Years [Percent]	18.65%
Voya RussellTM Large Cap Index Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	18.75%
Average Annual Total Returns, 5 Years [Percent]	14.72%
Average Annual Total Returns, 10 Years [Percent]	15.36%
Voya RussellTM Mid Cap Growth Index Portfolio (Class S) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Portfolio Company Name [Text Block]	Voya RussellTM Mid Cap Growth Index Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	8.08%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	11.77%
Voya SmallCap Opportunities Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya SmallCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	5.85%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Voya Solution 2035 Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2035 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	16.37%
Average Annual Total Returns, 5 Years [Percent]	7.49%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Voya Solution 2045 Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2045 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	19.48%
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Voya Solution Aggressive Portfolio (Class I) [Member
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital growth through a diversified asset allocation strategy.
Portfolio Company Name [Text Block]	Voya Solution Aggressive Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.87%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	10.55%
Voya Solution Balanced Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital growth through a diversified asset allocation strategy.
Portfolio Company Name [Text Block]	Voya Solution Balanced Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	13.05%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Voya Solution Conservative Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution Conservative Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	2.97%
Average Annual Total Returns, 10 Years [Percent]	4.77%
Voya Solution Income Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	5.42%
Voya U.S. Stock Index Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	Voya U.S. Stock Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.53%
Average Annual Total Returns, 5 Years [Percent]	14.10%
Average Annual Total Returns, 10 Years [Percent]	14.51%
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]

To pay a death benefit equal to the greatest of (1), (2) or (3) where:

(1)  The Account Value on the Claim Date less any outstanding loan balance;

(2)  The sum of all Purchase Payments, adjusted for any amounts deducted from your account; or

(3)  The Account Value on the sixth Account Anniversary immediately preceding your death, adjusted for Purchase Payments made and for amounts deducted since that Account Anniversary.

Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

If your Contract is a Qualified Contract owned by a Natural Person and if you or the Annuitant die after age 80, your Beneficiary will receive the greater of (1) or (2), where:

(1)  Is the Account Value on the Claim Date less any outstanding loan balance; or

(2)  Is the sum of all Purchase Payments, adjusted for any amounts deducted from your account.

If your Contract is a nonqualified Contract owned by a non-Natural Person and the Annuitant dies, the Beneficiary will receive the Account Value only.

For Contracts owned by a Natural Person, if the Annuitant dies and if the Annuitant is not the same as the Contract Owner, the Contract Owner will automatically be named as the new Annuitant and no death benefit will be payable.

Name of Benefit [Text Block]	Standard Death Benefit
Account Value Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Death benefit is your Account.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits. (See “Account Value Death Benefit”).
Name of Benefit [Text Block]	Account Value Death Benefit
Automatic Reallocation Program (“Asset Rebalancing”) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Reallocation Program (“Asset Rebalancing”)
Purpose of Benefit [Text Block]	Allows you to reallocate your Account Value in the investments and percentages you identify.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

•   Your Account Value must be at least $10,000 in order to participate in this program;

•   Subaccount reallocations or changes outside of the automatic reallocation program may affect the program;

•   Changes such as Fund mergers, substitutions or closures may affect the program;

•   We reserve the right to discontinue, modify or suspend this program;

•   We reserve the right to limit the number of transfers made under the program; and

The Account Value in Fixed Account C is not eligible for participation in this program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Name of Benefit [Text Block]	Automatic Reallocation Program (“Asset Rebalancing”)
Dollar Cost Averaging [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to purchase fixed dollar amounts of an investment at regular intervals, regardless of price.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Transfers among the investment options are restricted.

Two options are available. If you elect to participate in Option Two:

•   Only the interest earned on amounts invested in Fixed Account B will be transferred;

•   Your Account Value must be at least $10,000; an

•   Your Account Value in Fixed Account B must be at least $5,000.

We reserve the right to:

•   Discontinue, modify or suspend the program; and

•   Limit the number of transfers made under the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Name of Benefit [Text Block]	Dollar Cost Averaging
Loans [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allows you to borrow against your Account Value allocated to the Subaccounts and certain Fixed Interest Options.
Optional Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Current [Percent]	3.00%
Brief Restrictions / Limitations [Text Block]	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Loans
One-Year Step Up (Reset) Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	One-Year Step Up (Reset) Death Benefit
Purpose of Benefit [Text Block]	To change the sixth Account Anniversary immediately preceding your death to the Account Anniversary immediately preceding your death.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

The death benefit based on the Account Anniversary immediately preceding your death may be more or less than the amount of the death benefit determined based on the sixth Account Anniversary immediately preceding your death.

This optional benefit is not available on Contracts:

•   Owned by a non-Natural Person; and

•   Issued in the States of Texas and Vermont. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Name of Benefit [Text Block]	One-Year Step Up (Reset) Death Benefit
Systematic Withdrawals [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to receive regular payments from your Contract without moving into the Income Phase.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

We reserve the right to modify or discontinue offering systematic withdrawals.

The amount of each systematic withdrawal must be at least $300. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Name of Benefit [Text Block]	Systematic Withdrawals
Fixed Account A [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account A
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Fixed Account B [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account B
Fixed Option Available, Term	12 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Fixed Account C [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account C
Fixed Option Available, Term	12 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

If you participate in the Texas Optional Retirement Program, you may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with the Texas public institutions of higher learning.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A.

Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds.
Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk – You should carefully consider the risk associated with early withdrawals, including a surrender of the participant’s Contract and a withdrawal under a Contract. A surrender or partial withdrawal may be subject to federal and state laws, including 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the Contract terminates the Contract. Withdrawals can result in a significant reduction in your Account Value, death benefit and benefits under a participant certificate. Because of Contract features like the Early Withdrawal Charge and given the tax consequences referred to above, you should not view the Contract as a short term savings vehicle.
Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

An investment in the Contract is subject to the risks related to ReliaStar Life, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of ReliaStar Life. More information about ReliaStar Life, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-877-884-5050.

See “THE CONTRACT – The General Account.”

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes – We do not guarantee that each Fund will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, combine two or more Subaccounts; close Subaccounts and, unless we receive alternative allocation instructions, allocate all future amounts directed to the Subaccount that was closed or is unavailable among the other available Subaccounts according to the most recent allocation instructions we have on file; or substitute a new Fund for a Fund in which a Subaccount currently invests. Additionally, we may limit your ability to make transfers between investment options if you violate our policy on frequent or disruptive transfers.
Business Disruption And Cybersecurity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption and Cybersecurity Risks – We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).

Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.

Systems failures and cybersecurity incidents affecting us, our affiliates, the underlying funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the underlying funds, cause us to be unable to calculate unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Contract Benefits [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits – Loans and withdrawal may reduce the amount of a death benefit based on premium by more than the amount of the loan or withdrawal due to proportional reductions in the premium amount.
Insurance Company Insolvency [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised.
Short-Term Investment [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½.
Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
Applicable to All Other Contracts [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Maximum [Percent]	7.00%	[13]
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$9,415	$13,913	$17,479	$32,618

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,415
Surrender Expense, 3 Years, Maximum [Dollars]	13,913
Surrender Expense, 5 Years, Maximum [Dollars]	17,479
Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,618
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,971	$9,097	$15,479	$32,618

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,971
No Surrender Expense, 3 Years, Maximum [Dollars]	9,097
No Surrender Expense, 5 Years, Maximum [Dollars]	15,479
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,618
Applicable to Texas K-12 TSA Contracts [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Maximum [Percent]	8.00%	[13]
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$9,415	$13,913	$17,479	$32,618

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,415
Surrender Expense, 3 Years, Maximum [Dollars]	13,913
Surrender Expense, 5 Years, Maximum [Dollars]	17,479
Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,618
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$2,971	$9,097	$15,479	$32,618

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,971
No Surrender Expense, 3 Years, Maximum [Dollars]	9,097
No Surrender Expense, 5 Years, Maximum [Dollars]	15,479
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,618

[1]
[1]	As a percentage of average Account Value.

[2]
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge of 1.25%, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments and the funding of the guaranteed death benefit; (2) an administrative expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts; (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.000563076%. The annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects this reduction or elimination, while the maximum amount does not. See “CHARGES AND FEES - Periodic Fees and Charges.”

[3]
[3]	As a percentage of Account Value allocated to the Subaccount investing in the Portfolio Company. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.

[4]
[4]	As a percentage of the daily value of amounts invested in the Subaccounts. This fee will be charged monthly.

[5]	3We do not currently impose a charge for transfers between the Subaccounts or to or from the Fixed Interest Options. However, we reserve the right, to the extent permitted by state law, to assess a $25 charge on any transfer or to limit the number of transfers, including transfers made under the dollar cost averaging or automatic reallocation programs.
[6]	2We do not currently impose a partial withdrawal processing fee, but reserves the right to charge a fee not to exceed the lesser of 2.0% of the partial withdrawal amount or $25, including partial withdrawals made under the systematic withdrawal program. See “Fees – Early Withdrawal Charge.” See also “Systematic Withdrawals.”
[7]	4We reserve the right to deduct a charge for premium taxes from your Account Value or from Purchase Payments to the account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees‒ Premium and Other Taxes.”
[8]	[3] This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[9]	[4]Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to an annual loan administration fee. If assessed, the annual loan maintenance fee will apply to each outstanding Plan Loan and be deducted from the vested individual account value. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[10]	1We currently deduct an annual maintenance fee of $30 from the Account Value, but reserve the right to waive the charge when the Account Value exceeds $25,000. We also reserve the right to waive this charge when the annual Purchase Payments, less any cumulative partial withdrawals, equals or exceeds $5,000.
[11]	[2]The mortality and expense risk charge included in the Base Contract Expenses compensates us for the mortality and expense risks we assume under the Contract. The Base Contract Expenses also include an administration expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts. See “CHARGESAND FEES – Periodic Fees and Charges.”
[12]	[5] Any expense waivers or reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the Fund company’s board of directors.
[13]	[1]This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge applies to each Purchase Payment and reduces over time. This charge may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees.”